American Independence NestEgg Fund
FUND SUMMARY – NESTEGG FUND
Investment Objectives/Goals.
The objective of the NestEgg Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 43 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence NestEgg Fund (USD $)	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence NestEgg Fund		Institutional Class Shares	Class A Shares
Management Fee		0.60%	0.60%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		0.79%	0.79%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.40%	1.90%
Fee Waivers and Expense Reimbursements	[1]	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.76%	1.26%
[1]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 0.75% and 1.25% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence NestEgg Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	78	380	705	1,624
Class A Shares	597	984	1,396	2,542

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 179% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying Master Portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who have short to medium time horizons, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2010.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2011

Global Equity	25.0%
US Treasury	71.5%
Cash	3.5%

NestEgg Fund

	Equity	Fixed and Cash
January-11	24.5%	75.5%
January-12	20.0%	80.0%
January-13	20.0%	80.0%
January-14	20.0%	80.0%
January-15	20.0%	80.0%
January-16	20.0%	80.0%
January-17	20.0%	80.0%
January-18	20.0%	80.0%
January-19	20.0%	80.0%
January-20	20.0%	80.0%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles

•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of at least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase

•	Short term money market securities, including cash, money market mutual funds and Treasury Bills

•	Exchange-traded funds (“ETFs”) and Other Investment Companies; to the extent the Fund invests in ETFs and Other Investment Companies the Fund will pay the proportionate share of the underlying expenses of the ETF

•	Derivatives, such as options and futures

•	Both debt and equity instruments of foreign issuers

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser or the sub-advisers’ expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compare with those of the Fund’s benchmark, the S&P Global BMI (Broad Market Index). In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months. The Fund has been in existence since January 4, 1999; operated as a “master-feeder” structure until November 1, 2002; and prior to March 2, 2006, the Fund was organized as the NestEgg Capital Preservation Fund of the former American Independence Funds Trust. Effective January 1, 2011, the Fund changed its name from the NestEgg 2010 Fund to the NestEgg Fund.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	6.55%	Q2 2003
Worst quarter:	(4.76)%	Q3 2008

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence NestEgg Fund	1 Year	5 Years	10 Years
Institutional Class Shares	3.36%	2.94%	3.96%
Institutional Class Shares - Return After Taxes on Distributions	1.82%	1.90%	2.88%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	2.50%	2.07%	2.95%
Class A Shares	(1.98%)	1.41%	2.79%
S&P Global BMI (Broad Market Index) (reflects no deduction for fees, expenses or taxes)	(7.72%)	(1.16%)	5.48%
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	9.81%	6.81%	5.71%
Barclays Capital 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.07%	1.36%	1.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence NestEgg 2020 Fund
FUND SUMMARY – NESTEGG 2020 FUND
Investment Objectives/Goals.
The objective of the NestEgg 2020 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 43 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence NestEgg 2020 Fund (USD $)	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence NestEgg 2020 Fund		Institutional Class Shares	Class A Shares
Management Fee		0.60%	0.60%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		0.45%	0.45%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.06%	1.56%
Fee Waivers and Expense Reimbursements	[1]	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.79%	1.29%
[1]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 0.78% and 1.28% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence NestEgg 2020 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	81	310	559	1,270
Class A Shares	600	919	1,260	2,221

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 159% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying Master Portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who seek long-term total return from a balanced portfolio, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2020.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2011

Global Equity	41.7%
US Treasury	55.0%
Cash	3.3%

NestEgg 2020 Fund

	Equity	Fixed and Cash
January-11	40.8%	59.2%
January-12	39.1%	60.9%
January-13	37.4%	62.6%
January-14	35.6%	64.4%
January-15	33.9%	66.1%
January-16	32.1%	67.9%
January-17	30.4%	69.6%
January-18	28.6%	71.4%
January-19	26.9%	73.1%
January-20	25.1%	74.9%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles

•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of a least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase

•	Short term money market securities, including cash, money market mutual funds and Treasury

•	Exchange-traded funds (“ETFs”) and Other Investment Companies; to the extent the Fund invests in ETFs and Other Investment Companies the Fund will pay the proportionate share of the underlying expenses of the ETF

•	Derivatives, such as options and futures

•	Both debt and equity instruments of foreign issuers

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser or the sub-advisers’ expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compared with those of the Fund’s benchmark, the S&P Global BMI (Broad Market Index). In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months. The Fund has been in existence since January 4, 1999; operated as a “master-feeder” structure until November 1, 2002; and prior to March 2, 2006, the Fund was organized as the NestEgg 2020 Fund of the former American Independence Funds Trust.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best quarter:	10.43%	Q2 2003
Worst quarter:	(11.69)%	Q3 2002

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence NestEgg 2020 Fund	1 Year	5 Years	10 Years
Institutional Class Shares	0.98%	0.76%	2.94%
Institutional Class Shares - Return After Taxes on Distributions	0.85%	0.11%	2.31%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	0.81%	0.39%	2.28%
Class A Shares	(4.38%)	(0.74%)	1.88%
S&P Global BMI (Broad Market Index) (reflects no deduction for fees, expenses or taxes)	(7.72%)	(1.16%)	5.48%
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	9.81%	6.81%	5.71%
Barclays Capital 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.07%	1.36%	1.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence NestEgg 2030 Fund
FUND SUMMARY – NESTEGG 2030 FUND
Investment Objectives/Goals.
The objective of the NestEgg 2030 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 43 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence NestEgg 2030 Fund (USD $)	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence NestEgg 2030 Fund		Institutional Class Shares	Class A Shares
Management Fee		0.60%	0.60%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		0.51%	0.51%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.12%	1.62%
Fee Waivers and Expense Reimbursements	[1]	(0.31%)	(0.31%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.81%	1.31%
[1]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 0.80% and 1.30% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence NestEgg 2030 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	83	325	587	1,335
Class A Shares	602	933	1,287	2,281

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying Master Portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who have a long-term horizon, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2030.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2011

Global Equity	60.9%
US Treasury	35.3%
Cash	3.8%

NestEgg 2030 Fund

	Equity	Fixed and Cash
January-11	58.3%	41.7%
January-12	56.6%	43.4%
January-13	54.8%	45.2%
January-14	53.1%	46.9%
January-15	51.3%	48.7%
January-16	49.6%	50.4%
January-17	47.8%	52.2%
January-18	46.1%	53.9%
January-19	44.3%	55.7%
January-20	42.6%	57.4%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles

•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of at least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase

•	Short term money market securities, including cash, money market mutual funds and Treasury Bills

•	Exchange-traded funds (“ETFs”) and Other Investment Companies; to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the

•	Derivatives, such as options and futures

•	Both debt and equity instruments of foreign issuers

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser or the sub-advisers’ expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compared with those of the Fund’s benchmark, the S&P Global BMI (Broad Market Index). In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months. The Fund has been in existence since January 4, 1999; operated as a “master-feeder” structure until November 1, 2002; and prior to March 2, 2006, the Fund was organized as the NestEgg 2030 Fund of the former American Independence Funds Trust.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best Quarter	12.93%	Q2 2003
Worst Quarter	(15.66)%	Q4 2008

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence NestEgg 2030 Fund	1 Year	5 Years	10 Years
Institutional Class Shares	(1.83%)	(0.48%)	2.63%
Institutional Class Shares - Return After Taxes on Distributions	(1.97%)	(0.99%)	1.99%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	(1.01%)	(0.54%)	2.10%
Class A Shares	(6.97%)	(1.92%)	1.60%
S&P Global BMI (Broad Market Index) (reflects no deduction for fees, expenses or taxes)	(7.72%)	(1.16%)	5.48%
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	9.81%	6.81%	5.71%
Barclays Capital 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.07%	1.36%	1.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence NestEgg 2040 Fund
FUND SUMMARY – NESTEGG 2040 FUND
Investment Objectives/Goals.
The objective of the NestEgg 2040 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 43 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence NestEgg 2040 Fund (USD $)	Institutional Class Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none	1.00%	[1]
Redemption Fee	none	none	none
[1]	Class C shares will be assessed a 1.00% contingent deferred sales charge ("CDSC") if redeemed within one year of date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence NestEgg 2040 Fund		Institutional Class Shares	Class A Shares	Class C Shares
Management Fee		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		none	0.50%	1.00%
Other Expenses		0.49%	0.49%	0.49%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.10%	1.60%	2.10%
Fee Waivers and Expense Reimbursements	[1]	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.83%	1.33%	1.83%
[1]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 0.82%, 1.32% and 1.82% of the Fund's average net assets for the Institutional Class Shares, Class A Shares and Class C Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence NestEgg 2040 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	85	323	580	1,316
Class A Shares	604	931	1,280	2,263
Class C Shares	289	632	1,104	2,410

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks, bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying Master Portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who have a long-term horizon, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2040.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2011

Global Equity	80.0%
US Treasury	15.8%
Cash	4.2%

NestEgg 2040 Fund

	Equity	Fixed and Cash
January-11	75.8%	24.2%
January-12	74.1%	25.9%
January-13	72.3%	27.7%
January-14	70.6%	29.4%
January-15	68.8%	31.2%
January-16	67.1%	32.9%
January-17	65.3%	34.7%
January-18	63.6%	36.4%
January-19	61.8%	38.2%
January-20	60.1%	39.9%

Main types of securities the Fund may hold:

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles

•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of at least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase

•	Short term money market securities, including cash, money market mutual funds and Treasury Bills

•	Exchange-traded funds (“ETFs”) and Other Investment Companies; to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF

•	Derivatives, such as options and futures

•	Both debt and equity instruments of foreign issuers

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser or the sub-advisers’ expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years periods compared with those of the Fund’s benchmark, the S&P Global BMI (Broad Market Index). In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months. The Fund has been in existence since January 4, 1999; operated as a “master-feeder” structure until November 1, 2002; and prior to March 2, 2006, the Fund was organized as the NestEgg 2040 Fund of the former American Independence Funds Trust.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best Quarter	15.43%	Q2 2003
Worst Quarter	(18.07)%	Q4 2008

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence NestEgg 2040 Fund	1 Year	5 Years	10 Years
Institutional Class Shares	(4.48%)	(0.87%)	2.79%
Institutional Class Shares - Return After Taxes on Distributions	(4.63%)	(1.38%)	2.23%
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	(2.72%)	(0.84%)	2.32%
Class A Shares	(9.43%)	(2.31%)	1.78%
Class C Shares	(6.31%)	(1.91%)	1.84%
S&P Global BMI (Broad Market Index) (reflects no deduction for fees, expenses or taxes)	(7.72%)	(1.16%)	5.48%
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	9.81%	6.81%	5.71%
Barclays Capital 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.07%	1.36%	1.85%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A and Class C Shares reflect deduction of sales charges. After-tax returns for Class A and Class C Shares, which are not shown, will vary from those shown for Institutional Class Shares.

American Independence NestEgg 2050 Fund
FUND SUMMARY – NESTEGG 2050 FUND
Investment Objectives/Goals.
The objective of the NestEgg 2050 Fund is to obtain the highest total return over time consistent with an emphasis on capital growth and income.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 43 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Independence NestEgg 2050 Fund (USD $)	Institutional Class Shares	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Independence NestEgg 2050 Fund		Institutional Class Shares	Class A Shares
Management Fee		0.60%	0.60%
Distribution and Service (12b-1) Fees		none	0.50%
Other Expenses		1.30%	1.30%
Acquired Fund Fees and Expenses		0.19%	0.19%
Total Annual Fund Operating Expenses		2.09%	2.59%
Fee Waivers and Expense Reimbursements	[1]	(1.11%)	(1.11%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.98%	1.48%
[1]	American Independence Financial Services, LLC ("AIFS" or the "Adviser") has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 0.79% and 1.29% of the Fund's average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to "Acquired Fund Fees and Expenses." The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund's operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example American Independence NestEgg 2050 Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	100	548	1,021	2,333
Class A Shares	618	1,142	1,690	3,182

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund will pursue its objective by investing in a diversified portfolio of stocks (including related exchange-traded funds (“ETFs”)), bonds, and cash. The Fund’s allocation is amongst three major asset classes, stocks, bonds, and cash, which will change over time in relation to its target retirement date. The strategy of the Fund is to gradually reduce the potential market risk exposure over time by re-allocating the Fund’s assets amongst the major asset classes. The Fund’s allocation becomes more conservative as the Fund’s target year approaches and after it arrives. A fund with a shorter time horizon allocates more of its assets to fixed income and cash, while a fund with a longer time horizon allocates more of its assets to equity securities. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the indexes the Fund seeks to replicate. If the Fund was to do this, it would bear a portion of the underlying Master Portfolio’s expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through Master Portfolios.

This Fund may interest investors who have a long-term horizon, or investors who may be saving for a particular goal in life and may need to withdraw a substantial portion of their investment in, or around, the year 2050.

Over a market cycle, approximately 40% of the equity portion of the Fund and typically less than 5% of the fixed income portion of the Fund will be held in securities outside the United States.

The Fund’s asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the Fund are expected to be rebalanced monthly.

Fund Asset Allocation – as of December 31, 2011

Global Equity	94.5%
US Treasury	2.9%
Cash	2.6%

NestEgg 2050 Fund

	Equity	Fixed and Cash
January-11	90.0%	10.0%
January-12	90.0%	10.0%
January-13	89.8%	10.2%
January-14	88.1%	11.9%
January-15	86.3%	13.7%
January-16	84.6%	15.4%
January-17	82.8%	17.2%
January-18	81.1%	18.9%
January-19	79.3%	20.7%
January-20	77.6%	22.4%

Main types of securities the Fund may hold:

•	ETFs and Other Investment Companies; to the extent the Fund invests in ETFs the Fund will pay the proportionate share of the underlying expenses of the ETF

•	Common stocks of companies traded on major stock exchanges with varying market cap sizes (large, mid and small) and which represent both value and growth styles

•	Fixed income securities, both domestic and foreign with maturities ranging from one to 30 years and of at least investment grade quality (a rating of BBB+/Baa as rated by Standard & Poor’s Corporation or Moody’s Investor Services, Inc.) at the time of purchase

•	Short term money market securities, including cash, money market mutual funds and Treasury Bills

•	Derivatives, such as options and futures

•	Both debt and equity instruments of foreign issuers

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. The principal value of an investor’s investment in the Fund is not guaranteed at any time, including in the target year designated in the Fund’s name as well as the years following the designated target date. A summary of the principal risks of investing in the Fund can be found below.

ETF and Investment Company Risk. The Fund may invest in ETFs, closed-end funds and other investment companies (“Underlying Funds”). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund’s direct fees and expenses.

Stock Market Risk. Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund’s share price changes with the value of the Fund’s securities, and when you sell shares they may be worth more or less than what you paid for them.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Interest Rate Risk. When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund’s bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

Credit Risk. The Fund’s bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

Derivatives Risk. Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the Fund’s expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

Foreign Investment Risk. A fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers’ balance of payments, overall debt level, and cash flow from tax or other revenues.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception periods compare with those of the Fund’s benchmark, the S&P Global BMI (Broad Market Index). In addition, for its fixed income component, the Fund is compared to the Barclays Capital U.S. Treasury Index, an unmanaged index reflecting the performance of all public obligations that does not focus on one particular segment of the Treasury market, and for its cash component, the Fund is compared to the Barclays Capital 1-3 Month U.S. Treasury Bill Index, the 1-3 month component of the Treasury Bill index consisting of Treasury Bills from 1 month to less than 12 months. The Fund has been in existence since May 7, 2010.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

PERFORMANCE BAR CHART AND TABLE YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31,

Best Quarter	12.29%	Q3 2010
Worst Quarter	(13.30)%	Q3 2011

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
Average Annual Total Returns American Independence NestEgg 2050 Fund	1 Year	Since Inception		Inception Date
Institutional Class Shares	(2.25%)	7.09%	[1]	May 07, 2010	[1]
Institutional Class Shares - Return After Taxes on Distributions	(2.81%)	6.63%	[1]	May 07, 2010	[1]
Institutional Class Shares - Return After Taxes on Distributions and sale of shares	(0.73%)	6.03%	[1]	May 07, 2010	[1]
Class A Shares	(7.39%)	(0.43%)	[1]	Sep. 28, 2010	[1]
S&P Global BMI (Broad Market Index) (reflects no deduction for fees, expenses or taxes)	(7.72%)	6.52%	[1]	May 07, 2010	[1]
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	9.81%	7.42%	[1]	May 07, 2010	[1]
Barclays Capital 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.07%	0.10%	[1]	May 07, 2010	[1]
[1]	Since inception returns for the Institutional Class Shares are from May 7, 2010, commencement of operations, through October 31, 2011. Since inception returns for Class A Shares are from September 28, 2010, commencement of operations, through October 31, 2011. Benchmark since inception returns are based on the inception date of the Institutional Class Shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges. After-tax returns for Class A Shares, which are not shown, will vary from those shown for Institutional Class Shares.